CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Sales	$ 1,756,042	$ 4,726,687	$ 11,337,017	$ 12,882,461
Cost of sales	1,434,593	4,093,643	9,425,071	11,109,028
Gross Profit	321,449	633,044	1,911,946	1,773,433
Costs and expenses
Selling and administrative expenses	327,427	381,975	1,085,606	1,281,215
Share-based payments	273,571	1,009,201	683,483	1,009,201
Total costs and expenses	600,998	1,391,176	1,769,089	2,290,416
Income (loss) from operations	(279,549)	(758,132)	142,857	(516,983)
Other non-operating income (expense)
Interest expense		(3,519)	(3,102)	(552,037)
Litigation income (expense)	(150,000)	13,941	(300,000)	62,441
Investment income	5,783	212	16,729	246
Net loss	(423,766)	(747,498)	(143,516)	(1,006,333)
Other comprehensive loss
Unrealized gain (loss) on available for sale securities	(10,144)	2,440	(10,171)	2,440
Comprehensive (loss)	$ (433,910)	$ (745,058)	$ (153,687)	$ (1,003,893)
Loss per common share
Basic and Diluted	$ (0.01)	$ (0.01)	$ 0.0	$ (0.02)
Weighted average common shares outstanding:
Basic and Diluted	61,320,744	61,104,490	61,320,774	58,601,068